NET FINANCIAL RESULT	6 Months Ended
Jun. 30, 2023
NET FINANCIAL RESULT
NET FINANCIAL RESULT

26.NET FINANCIAL RESULT

	June 30,	June 30,
	2023	2022
Financial expenses
Interest on loans, financing and debentures (1)	(1,797,937)	(1,742,976)
Amortization of transaction costs (2)	(32,421)	(36,838)
Interest expenses on lease liabilities (3)	(223,237)	(210,597)
Amortization of fair value adjustments		(9,452)
Other	(254,471)	(183,660)
	(2,308,066)	(2,183,523)
Financial income
Cash and cash equivalents and marketable securities	683,608	303,822
Other	106,290	48,745
	789,898	352,567
Results from derivative financial instruments
Income	6,758,955	8,653,252
Expenses	(1,859,936)	(4,032,366)
	4,899,019	4,620,886
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	4,543,048	3,812,954
Leases	191,986	176,291
Other assets and liabilities (4)	(1,110,099)	(818,556)
	3,624,935	3,170,689
Net financial result	7,005,786	5,960,619

1)	Excludes R$511,650 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the six-month period ended June 30, 2023 (R$108,972 as at June 30, 2022).
2)	Includes expense of R$19 arising from transaction costs on loans and financing that were recognized directly in the statement of income (R$39 as at June 30, 2022).
3)	Includes R$104,137 referring to the reclassification to the biological assets item for the composition of the formation cost (R$84,470 as of June 30, 2022).

4)	Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.